INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials and components	$ 1,963	$ 1,989
Work-in-progress	279	429
Finished products	16,530	14,696
Inventory, Total	$ 18,772	$ 17,114